Davis Equity Portfolio
Davis Financial Portfolio
Davis Real Estate Portfolio
(part of Davis Variable Account Fund, Inc.)
September 30, 2025
The Equity Specialists

DAVIS VARIABLE ACCOUNT FUND, INC.
DAVIS EQUITY PORTFOLIO
Schedule of Investments
September 30, 2025 (Unaudited)

	Shares	Value
COMMON STOCK – (98.45%)
COMMUNICATION SERVICES – (14.34%)
Media & Entertainment – (14.34%)
Alphabet Inc., Class A	20,650	$5,020,015
Angi Inc., Class A *	8,910	144,877
IAC Inc. *	16,010	545,461
Meta Platforms, Inc., Class A	10,780	7,916,616
Pinterest, Inc., Class A *	42,690	1,373,337
Total Communication Services		15,000,306
CONSUMER DISCRETIONARY – (13.27%)
Consumer Discretionary Distribution & Retail – (6.83%)
Amazon.com, Inc. *	18,300	4,018,131
Naspers Ltd. - N (South Africa)	1,150	416,496
Prosus N.V., Class N (Netherlands)	38,565	2,713,919
		7,148,546
Consumer Services – (6.44%)
MGM Resorts International *	123,830	4,291,948
Restaurant Brands International Inc. (Canada)	16,870	1,082,042
Trip.com Group Ltd., ADR (China)	18,060	1,358,112
		6,732,102
Total Consumer Discretionary		13,880,648
CONSUMER STAPLES – (3.06%)
Food, Beverage & Tobacco – (3.06%)
Darling Ingredients Inc. *	14,340	442,676
Tyson Foods, Inc., Class A	50,790	2,757,897
Total Consumer Staples		3,200,573
ENERGY – (4.95%)
ConocoPhillips	9,390	888,200
Coterra Energy Inc.	90,820	2,147,893
Tourmaline Oil Corp. (Canada)	49,640	2,140,830
Total Energy		5,176,923
FINANCIALS – (31.65%)
Banks – (11.68%)
Danske Bank A/S (Denmark)	95,420	4,065,598
U.S. Bancorp	99,410	4,804,485
Wells Fargo & Co.	39,974	3,350,621
		12,220,704
Financial Services – (13.45%)
Consumer Finance – (8.41%)
Capital One Financial Corp.	41,370	8,794,435
Financial Services – (5.04%)
Berkshire Hathaway Inc., Class A *	7	5,279,400
		14,073,835
Insurance – (6.52%)
Life & Health Insurance – (2.56%)
AIA Group Ltd. (Hong Kong)	136,200	1,306,527
Ping An Insurance (Group) Co. of China, Ltd. - H (China)	201,000	1,370,229
		2,676,756
Property & Casualty Insurance – (3.96%)
Chubb Ltd.	5,390	1,521,327
Markel Group Inc. *	1,369	2,616,652
		4,137,979
		6,814,735
Total Financials		33,109,274
HEALTH CARE – (13.91%)
Health Care Equipment & Services – (10.40%)
Cigna Group	2,877	829,295
CVS Health Corp.	59,010	4,448,764
Humana Inc.	2,010	522,942
	Shares	Value
COMMON STOCK – (CONTINUED)
HEALTH CARE – (CONTINUED)
Health Care Equipment & Services – (Continued)
Quest Diagnostics Inc.	5,690	$1,084,400
Solventum Corp. *	24,830	1,812,590
UnitedHealth Group Inc.	6,300	2,175,390
		10,873,381
Pharmaceuticals, Biotechnology & Life Sciences – (3.51%)
Viatris Inc.	371,220	3,675,078
Total Health Care		14,548,459
INDUSTRIALS – (2.62%)
Capital Goods – (2.62%)
AGCO Corp.	10,480	1,122,094
Orascom Construction PLC (United Arab Emirates)	13,155	119,264
Owens Corning	10,620	1,502,305
Total Industrials		2,743,663
INFORMATION TECHNOLOGY – (12.38%)
Semiconductors & Semiconductor Equipment – (9.20%)
Applied Materials, Inc.	32,230	6,598,770
Texas Instruments Inc.	16,440	3,020,521
		9,619,291
Technology Hardware & Equipment – (3.18%)
Samsung Electronics Co., Ltd. (South Korea)	55,720	3,331,961
Total Information Technology		12,951,252
MATERIALS – (2.27%)
Teck Resources Ltd., Class B (Canada)	53,980	2,369,182
Total Materials		2,369,182
TOTAL COMMON STOCK – (Identified cost $56,494,603)		102,980,280

	Principal	Value
SHORT-TERM INVESTMENTS – (1.97%)
Nomura Securities International, Inc. Joint Repurchase Agreement, 4.20%, 10/01/25 (a)	$421,000	$421,000
StoneX Financial Inc. Joint Repurchase Agreement, 4.20%, 10/01/25 (b)	1,640,000	1,640,000
TOTAL SHORT-TERM INVESTMENTS – (Identified cost $2,061,000)		2,061,000
Total Investments – (100.42%) – (Identified cost $58,555,603)		105,041,280
Liabilities Less Other Assets – (0.42%)		(442,203)
Net Assets – (100.00%)		$104,599,077

ADR:	American Depositary Receipt

*	Non-income producing security.
(a)	Dated 09/30/25, repurchase value of $421,049 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.50%- 6.00%, 02/01/32-09/01/55, total fair value $429,420).
(b)
Dated 09/30/25, repurchase value of $1,640,191 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-9.00%, 10/25/25-05/15/64, total fair value $1,672,800).

Please refer to “Notes to Schedule of Investments” on page 4 for the Fund's policy regarding valuation of investments.
For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Financial Statements.

DAVIS VARIABLE ACCOUNT FUND, INC.
DAVIS FINANCIAL PORTFOLIO
Schedule of Investments
September 30, 2025 (Unaudited)

	Shares	Value
COMMON STOCK – (95.47%)
CONSUMER DISCRETIONARY – (3.31%)
Consumer Discretionary Distribution & Retail – (3.31%)
Prosus N.V., Class N (Netherlands)	29,379	$2,067,476
Total Consumer Discretionary		2,067,476
FINANCIALS – (92.16%)
Banks – (43.83%)
Bank of America Corp.	28,870	1,489,403
Bank of N.T. Butterfield & Son Ltd. (Bermuda)	16,060	689,295
Danske Bank A/S (Denmark)	57,800	2,462,708
DBS Group Holdings Ltd. (Singapore)	67,440	2,674,178
DNB Bank ASA (Norway)	36,630	996,543
Fifth Third Bancorp	68,310	3,043,211
JPMorgan Chase & Co.	15,780	4,977,485
Metro Bank Holdings PLC (United Kingdom) *	191,952	312,885
PNC Financial Services Group, Inc.	12,110	2,433,262
U.S. Bancorp	54,400	2,629,152
Wells Fargo & Co.	68,080	5,706,466
		27,414,588
Financial Services – (34.10%)
Capital Markets – (8.08%)
Bank of New York Mellon Corp.	18,910	2,060,434
Charles Schwab Corp.	7,220	689,293
Julius Baer Group Ltd. (Switzerland)	33,359	2,303,135
		5,052,862
Consumer Finance – (14.37%)
American Express Co.	6,290	2,089,286
Capital One Financial Corp.	32,460	6,900,347
		8,989,633
Financial Services – (11.65%)
Berkshire Hathaway Inc., Class A *	4	3,016,800
Chime Financial, Inc., Class A *	63,000	1,270,710
Exor N.V. (Netherlands)	15,260	1,490,612
Rocket Companies, Inc., Class A	78,010	1,511,834
		7,289,956
		21,332,451
Insurance – (14.23%)
Life & Health Insurance – (0.66%)
Ping An Insurance (Group) Co. of China, Ltd. - H (China)	60,500	412,432
Property & Casualty Insurance – (11.10%)
Chubb Ltd.	8,566	2,417,754
Loews Corp.	16,230	1,629,330
Markel Group Inc. *	1,515	2,895,710
		6,942,794
	Shares	Value
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Insurance – (Continued)
Reinsurance – (2.47%)
Everest Group, Ltd.	1,230	$430,783
RenaissanceRe Holdings Ltd.	4,400	1,117,292
		1,548,075
		8,903,301
Total Financials		57,650,340
TOTAL COMMON STOCK – (Identified cost $22,938,000)		59,717,816

	Principal	Value
SHORT-TERM INVESTMENTS – (4.28%)
Nomura Securities International, Inc. Joint Repurchase Agreement, 4.20%, 10/01/25 (a)	$547,000	$547,000
StoneX Financial Inc. Joint Repurchase Agreement, 4.20%, 10/01/25 (b)	2,132,000	2,132,000
TOTAL SHORT-TERM INVESTMENTS – (Identified cost $2,679,000)		2,679,000
Total Investments – (99.75%) – (Identified cost $25,617,000)		62,396,816
Other Assets Less Liabilities – (0.25%)		158,504
Net Assets – (100.00%)		$62,555,320

*	Non-income producing security.
(a)	Dated 09/30/25, repurchase value of $547,064 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.50%- 6.00%, 06/20/34-12/01/48, total fair value $557,940).
(b)
Dated 09/30/25, repurchase value of $2,132,249 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-9.00%, 10/25/25-05/15/64, total fair value $2,174,640).

Please refer to “Notes to Schedule of Investments” on page 4 for the Fund's policy regarding valuation of investments.
For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Financial Statements.

DAVIS VARIABLE ACCOUNT FUND, INC.
DAVIS REAL ESTATE PORTFOLIO
Schedule of Investments
September 30, 2025 (Unaudited)

	Shares	Value
COMMON STOCK – (97.58%)
REAL ESTATE – (97.58%)
Equity Real Estate Investment Trusts (REITs) – (97.58%)
Health Care REITs – (9.85%)
Alexandria Real Estate Equities, Inc.	3,620	$301,691
Community Healthcare Trust Inc.	7,270	111,231
Healthpeak Properties, Inc.	9,190	175,988
Ventas, Inc.	2,390	167,276
		756,186
Hotel & Resort REITs – (3.65%)
Sunstone Hotel Investors, Inc.	29,880	279,976
Industrial REITs – (13.69%)
EastGroup Properties, Inc.	1,130	191,264
Prologis, Inc.	3,237	370,701
Rexford Industrial Realty, Inc.	8,610	353,957
Terreno Realty Corp.	2,370	134,498
		1,050,420
Office REITs – (18.80%)
BXP, Inc.	5,060	376,161
COPT Defense Properties	6,090	176,975
Cousins Properties Inc.	10,965	317,327
Derwent London plc (United Kingdom)	6,040	141,587
Douglas Emmett, Inc.	6,690	104,163
Great Portland Estates plc (United Kingdom)	40,846	174,964
Hudson Pacific Properties, Inc. *	54,980	151,745
		1,442,922
Residential REITs – (18.04%)
American Homes 4 Rent, Class A	6,140	204,155
AvalonBay Communities, Inc.	1,380	266,574
Camden Property Trust	2,010	214,628
Equity Residential	2,530	163,767
Essex Property Trust, Inc.	360	96,358
Mid-America Apartment Communities, Inc.	1,270	177,457
Sun Communities, Inc.	950	122,550
UDR, Inc.	3,720	138,607
		1,384,096
Retail REITs – (12.81%)
Brixmor Property Group Inc.	12,620	349,321
NETSTREIT Corp.	7,600	137,256
Regency Centers Corp.	2,950	215,055
Simon Property Group, Inc.	1,500	281,505
		983,137
Specialized REITs – (20.74%)
American Tower Corp.	1,680	323,098
	Shares	Value
COMMON STOCK – (CONTINUED)
REAL ESTATE – (CONTINUED)
Equity Real Estate Investment Trusts (REITs) – (Continued)
Specialized REITs – (Continued)
Crown Castle Inc.	1,010	$97,455
Digital Realty Trust, Inc.	1,625	280,930
Equinix, Inc.	408	319,562
Extra Space Storage Inc.	1,391	196,047
Public Storage	860	248,411
VICI Properties Inc.	3,880	126,527
		1,592,030
Total Real Estate		7,488,767
TOTAL COMMON STOCK – (Identified cost $6,112,143)		7,488,767

	Principal	Value
SHORT-TERM INVESTMENTS – (2.19%)
Nomura Securities International, Inc. Joint Repurchase Agreement, 4.20%, 10/01/25 (a)	$34,000	$34,000
StoneX Financial Inc. Joint Repurchase Agreement, 4.20%, 10/01/25 (b)	134,000	134,000
TOTAL SHORT-TERM INVESTMENTS – (Identified cost $168,000)		168,000
Total Investments – (99.77%) – (Identified cost $6,280,143)		7,656,767
Other Assets Less Liabilities – (0.23%)		17,550
Net Assets – (100.00%)		$7,674,317

*	Non-income producing security.
(a)	Dated 09/30/25, repurchase value of $34,004 (collateralized by: U.S. Government agency mortgage and obligation in a pooled cash account, 2.125%-3.50%, 01/15/35-06/01/44, total fair value $34,680).
(b)	Dated 09/30/25, repurchase value of $134,016 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-9.00%, 10/25/25-05/15/64, total fair value $136,680).
Please refer to “Notes to Schedule of Investments” on page 4 for the Fund's policy regarding valuation of investments.
For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Financial Statements.

DAVIS VARIABLE ACCOUNT FUND, INC.
Notes to Schedule of Investments
September 30, 2025 (Unaudited)
Security Valuation - The Funds’ Board of Directors has designated Davis Selected Advisers, L.P. (“Adviser”), the Funds' investment adviser, as the valuation designee for the Funds. The Adviser has established a Pricing Committee to carry out the day-to-day valuation activities for the Funds. The Funds calculate the net asset value of their shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges including NASDAQ) are valued at the last reported sales price on the day of valuation. Listed securities for which no sale was reported on that date are valued at the last quoted bid price. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Funds’ assets are valued. Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what the Adviser identifies as a significant event occurring before the Funds’ assets are valued, but after the close of their respective exchanges, will be fair valued using a fair valuation methodology applicable to the security type or the significant event as previously approved by the Pricing Committee. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Adviser’s portfolio management team, when determining the fair value of a security. To assess the appropriateness of security valuations, the Pricing Committee may consider (i) comparing prior day prices and/or prices of comparable securities; (ii) comparing sale prices to the prior or current day prices and challenge those prices exceeding certain tolerance levels with the third-party pricing service or broker source; (iii) new rounds of financing; (iv) the performance of the market or the issuer’s industry; (v) the liquidity of the security; (vi) the size of the holding in a fund; and/or (vii) any other appropriate information. The determination of a security’s fair value price often involves the consideration of a number of subjective factors and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available.
Short-term investments purchased within 60 days to maturity and of sufficient credit quality are valued at amortized cost, which approximates fair value.
On a quarterly basis, the Board of Directors receives reports of valuation actions taken by the Pricing Committee. On at least an annual basis, the Board of Directors receives an assessment of the adequacy and effectiveness of the Adviser’s process for determining the fair value of the Funds’ investments.
Fair Value Measurements - Fair value is defined as the price that the Funds would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market for the investment. Various inputs are used to determine the fair value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.
Level 1 −
quoted prices in active markets for identical securities
Level 2 −
other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 −
significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Funds can obtain the fair value assigned to a security if they were to sell the security.

DAVIS VARIABLE ACCOUNT FUND, INC.
Notes to Schedule of Investments - (Continued)
September 30, 2025 (Unaudited)
Security Valuation - (Continued)
Fair Value Measurements - (Continued)
The following is a summary of the inputs used as of September 30, 2025 in valuing each Fund's investments carried at value:

	Investments in Securities at Value
	Davis Equity Portfolio	Davis Financial Portfolio	Davis Real Estate Portfolio
Valuation Inputs
Level 1 – Quoted Prices:
Common Stock:
Communication Services	$15,000,306	$–	$–
Consumer Discretionary	13,880,648	2,067,476	–
Consumer Staples	3,200,573	–	–
Energy	5,176,923	–	–
Financials	33,109,274	57,650,340	–
Health Care	14,548,459	–	–
Industrials	2,743,663	–	–
Information Technology	12,951,252	–	–
Materials	2,369,182	–	–
Real Estate	–	–	7,488,767
Total Level 1	102,980,280	59,717,816	7,488,767
Level 2 – Other Significant Observable Inputs:
Short-Term Investments	2,061,000	2,679,000	168,000
Total Level 2	2,061,000	2,679,000	168,000
Level 3 – Significant Unobservable Inputs:
Total Level 3	–	–	–
Total Investments	$105,041,280	$62,396,816	$7,656,767
Federal Income Taxes
At September 30, 2025, the aggregate cost of investments and unrealized appreciation (depreciation) for federal income tax purposes were as follows:

	Davis Equity Portfolio	Davis Financial Portfolio	Davis Real Estate Portfolio
Cost	$58,888,354	$25,649,277	$6,438,790

Unrealized appreciation	49,821,832	37,085,950	1,700,365
Unrealized depreciation	(3,668,906)	(338,411)	(482,388)
Net unrealized appreciation	$46,152,926	$36,747,539	$1,217,977